                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment           [_] Amendment Number:
This amendment (Check only one.)  [_] is a restatement.
                                  [_] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Harvard Management Company, Inc.
Address: 600 Atlantic Avenue
         Boston, MA 02210

13F File Number: 028-03879

The institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:

Name:  Kathryn I. Murtagh
Title: Managing Director - Chief Compliance Officer
Phone: (617) 523-4400
Signature, Place, and Date of signing:
/s/ Kathryn Murtagh, Boston, MA, November 12, 2010

Report Type (Check only one.):

[X]  13F Holdings Report.

[_]  13F Notice.

[_]  13F Combination Report.

List of other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:               0
Form 13F Information Table Entry Total:        126
Form 13F Information Table Value Total:  1,539,512 (thousands)

FORM 13F INFORMATION TABLE

                                                                                                              VOTING AUTHORITY
NAME                         TITLE OF                 VALUE       SHARES/   SH/  PUT/  INVSTMT   OTHER    ------------------------
OF ISSUER                     CLASS     CUSIP        (X$1000)     PRN AMT   PRN  CALL  DISCRETN  MNGRS       SOLE     SHARE   NONE
---------------------------  --------  ---------     --------   ----------  ---  ----  --------  -----    ----------  -----   ----
AIRGAS INC                   COM       009363102       12,095      178,000             SOLE                  178,000      0      0
AMERICA MOVIL-ADR SERIES     ADR       02364W105       20,531      384,983             SOLE                  384,983      0      0
AMERICAN PHYSICIANS SVC G    COM       028882108          259        8,000             SOLE                    8,000      0      0
AMERICREDIT CORP             COM       03060R101       21,368      873,608             SOLE                  873,608      0      0
ANGLOGOLD ASHANTI-SPON AD    ADR       035128206        3,237       70,000             SOLE                   70,000      0      0
BANCO BRADESCO-ADR           ADR       059460303        8,400      412,157             SOLE                  412,157      0      0
BANCO SANTANDER-CHILE-ADR    ADR       05965X109        1,448       15,000             SOLE                   15,000      0      0
BLDRS EMER MKTS 50 ADR IN    COM       09348R300          207        4,597             SOLE                    4,597      0      0
BRASIL TELECOM SA-ADR        ADR       10553M101          199       10,000             SOLE                   10,000      0      0
BRASKEM SA-SPON ADR          ADR       105532105          205       10,000             SOLE                   10,000      0      0
BRF - BRASIL FOODS SA-ADR    ADR       10552T107        1,087       70,000             SOLE                   70,000      0      0
CALIPER LIFE SCIENCES INC    *W        130872112           40      570,988             SOLE                  570,988      0      0
CEMEX SAB-SPONS ADR PART     ADR       151290889        2,774      326,304             SOLE                  326,304      0      0
CEMIG SA -SPONS ADR          ADR       204409601          967       59,000             SOLE                   59,000      0      0
CENTRAIS ELEC BRAS ADR       COM       15234Q207          403       31,329             SOLE                   31,329      0      0
CENTRAIS ELEC BRAS-ADR       COM       15234Q108          251       16,806             SOLE                   16,806      0      0
CENTRAL EUROPEAN MEDIA EN    COM       G20045202          298       11,950             SOLE                   11,950      0      0
CHINA LIFE INSURANCE CO-A    ADR       16939P106       10,719      180,218             SOLE                  180,218      0      0
CHINA MOBILE LTD-SPON ADR    ADR       16941M109       14,475      283,100             SOLE                  283,100      0      0
CIA BRASILEIRA-SP ADR PRE    ADR       20440T201          690       10,000             SOLE                   10,000      0      0
CIA DE MINAS BUENAVENTUR-    ADR       204448104        4,315       95,500             SOLE                   95,500      0      0
CIA PARANAENSE ENER-SP AD    ADR       20441B407          223       10,000             SOLE                   10,000      0      0
CIA SIDERURGICA NACL-SP A    ADR       20440W105        1,325       75,000             SOLE                   75,000      0      0
CNOOC LTD-ADR                ADR       126132109        8,539       43,949             SOLE                   43,949      0      0
COCA-COLA FEMSA SAB-SP AD    ADR       191241108        1,267       16,200             SOLE                   16,200      0      0
COMPANHIA DE BEBIDAS-PRF     ADR       20441W203        1,238       10,000             SOLE                   10,000      0      0
CPFL ENERGIA SA-ADR          ADR       126153105          352        5,000             SOLE                    5,000      0      0
CREDICORP LTD                COM       G2519Y108        3,987       35,000             SOLE                   35,000      0      0

                                                                                                              VOTING AUTHORITY
NAME                         TITLE OF                 VALUE       SHARES/   SH/  PUT/  INVSTMT   OTHER    ------------------------
OF ISSUER                     CLASS     CUSIP        (X$1000)     PRN AMT   PRN  CALL  DISCRETN  MNGRS       SOLE     SHARE   NONE
---------------------------  --------  ---------     --------   ----------  ---  ----  --------  -----    ----------  -----   ----
DIAMOND MANAGEMENT & TECH    COM       25269L106       13,126    1,050,100             SOLE                1,050,100      0      0
DOCTOR REDDYS LAB-ADR        ADR       256135203          644       20,000             SOLE                   20,000      0      0
ECOPETROL SA-SPONSORED AD    ADR       279158109          418       10,000             SOLE                   10,000      0      0
EMPRESA BRASILEIRA DE AE-    ADR       29081M102          823       29,000             SOLE                   29,000      0      0
EMPRESA NAC ELEC-CHIL-SP     ADR       29244T101        1,701       31,490             SOLE                   31,490      0      0
ENERSIS S.A. -SPONS ADR      ADR       29274F104        1,903       80,939             SOLE                   80,939      0      0
ENTERPRISE GP HOLDINGS LP    COM       293716106       11,074      188,583             SOLE                  188,583      0      0
FIBRIA CELULOSE SA-SPON A    ADR       31573A109          173       10,000             SOLE                   10,000      0      0
FOMENTO ECONOMICO MEX-SP     ADR       344419106        3,820       75,300             SOLE                   75,300      0      0
GAFISA SA-ADR                ADR       362607301          465       30,000             SOLE                   30,000      0      0
GERDAU SA -SPON ADR          ADR       373737105        1,157       85,000             SOLE                   85,000      0      0
GOL LINHAS AEREAS INTEL-A    ADR       38045R107          314       20,000             SOLE                   20,000      0      0
GOLD FIELDS LTD-SPONS ADR    ADR       38059T106        2,308      151,128             SOLE                  151,128      0      0
GOLDMAN SACHS GROUP INC      COM       38141G104          867        6,000             SOLE                    6,000      0      0
GRUPO AEROPORTUARIO DEL SUR  ADR       40051E202          375        7,900             SOLE                    7,900      0      0
GRUPO TELEVISA SA-SPONS A    ADR       40049J206        3,288      173,797             SOLE                  173,797      0      0
HALLIBURTON CO               COM       406216101        4,818      145,693             SOLE                  145,693      0      0
HARMONY GOLD MNG-SPON ADR    ADR       413216300          991       87,740             SOLE                   87,740      0      0
HDFC BANK LTD-ADR            ADR       40415F101        4,069       22,072             SOLE                   22,072      0      0
HEWITT ASSOCIATES INC-CL     COM       42822Q100        9,743      193,200             SOLE                  193,200      0      0
HUANENG POWER INTL-SPONS     ADR       443304100          990       40,000             SOLE                   40,000      0      0
INDIA FUND INC               COM       454089103          276        7,584             SOLE                    7,584      0      0
INERGY HOLDINGS LP           COM       45661Q107        4,170      138,000             SOLE                  138,000      0      0
INFINERA CORP                COM       45667G103        1,167      100,000             SOLE                  100,000      0      0
INFOSYS TECHNOLOGIES-SP A    ADR       456788108        3,978       59,100             SOLE                   59,100      0      0
IPATH MSCI INDIA INDEX ET    COM       06739F291       16,122      212,804             SOLE                  212,804      0      0
ISHARES DJ US HOME CONSTR    COM       464288752          186       15,470             SOLE                   15,470      0      0
ISHARES FTSE/XINHUA CHINA    COM       464287184      273,909    6,396,752             SOLE                6,396,752      0      0
ISHARES MSCI BRAZIL          COM       464286400      320,661    4,168,216             SOLE                4,168,216      0      0
ISHARES MSCI CHILE INVEST    COM       464286640       15,892      214,700             SOLE                  214,700      0      0
ISHARES MSCI EAFE VALUE I    COM       464288877        3,285       67,500             SOLE                   67,500      0      0
ISHARES MSCI EMERGING MKT    COM       464287234       43,262      966,321             SOLE                  966,321      0      0
ISHARES MSCI MALAYSIA        COM       464286830        7,488      545,104             SOLE                  545,104      0      0
ISHARES MSCI MEXICO INVES    COM       464286822       61,453    1,159,712             SOLE                1,159,712      0      0
ISHARES MSCI SOUTH AFRICA    COM       464286780       70,121    1,043,162             SOLE                1,043,162      0      0
ISHARES MSCI SOUTH KOREA     COM       464286772      108,143    2,021,735             SOLE                2,021,735      0      0
ISHARES MSCI TAIWAN INDEX    COM       464286731       11,773      868,833             SOLE                  868,833      0      0
ISHARES MSCI THAILAND INV    COM       464286624        4,651       74,942             SOLE                   74,942      0      0
ISHARES MSCI TURKEY INVST    COM       464286715        2,542       36,300             SOLE                   36,300      0      0
ISHARES RUSSELL 1000 INDE    COM       464287622       21,238      336,304             SOLE                  336,304      0      0
ISHARES S&P GSCI COMMODIT    COM       46428R107       15,455      515,000             SOLE                  515,000      0      0
ISHARES S&P LATIN AMERICA    COM       464287390        3,791       75,000             SOLE                   75,000      0      0
ISHARES S&P SMALLCAP 600     COM       464287804        6,982      118,160             SOLE                  118,160      0      0
ITAU UNIBANCO HLDNG-PREF     ADR       465562106        6,529      270,000             SOLE                  270,000      0      0
KB FINANCIAL GROUP INC-AD    ADR       48241A105        2,840       66,258             SOLE                   66,258      0      0
KEITHLEY INSTRUMENTS INC     COM       487584104        5,431      252,477             SOLE                  252,477      0      0
KOREA ELEC POWER CORP-SP     ADR       500631106        1,601      123,787             SOLE                  123,787      0      0
KOREA EQUITY FUND            COM       50063B104          115       10,400             SOLE                   10,400      0      0
L-1 IDENTITY SOLUTIONS IN    COM       50212A106        4,746      404,600             SOLE                  404,600      0      0
LAN AIRLINES SA-SPON ADR     ADR       501723100          294       10,000             SOLE                   10,000      0      0
LG DISPLAY CO LTD-ADR        ADR       50186V102          349       20,000             SOLE                   20,000      0      0

                                                                                                              VOTING AUTHORITY
NAME                         TITLE OF                 VALUE       SHARES/   SH/  PUT/  INVSTMT   OTHER    ------------------------
OF ISSUER                     CLASS     CUSIP        (X$1000)     PRN AMT   PRN  CALL  DISCRETN  MNGRS       SOLE     SHARE   NONE
---------------------------  --------  ---------     --------   ----------  ---  ----  --------  -----    ----------  -----   ----
MARKET VECTORS GOLD MINER    COM       57060U100        2,062       36,873             SOLE                   36,873      0      0
MARKET VECTORS INDONESIA     COM       57060U753       22,903      264,434             SOLE                  264,434      0      0
MARKET VECTORS RUSSIA ETF    COM       57060U506       33,757    1,037,733             SOLE                1,037,733      0      0
MATERIALS SELECT SECTOR S    COM       81369Y100       14,349      437,740             SOLE                  437,740      0      0
MCAFEE INC                   COM       579064106       21,031      445,000             SOLE                  445,000      0      0
MECHEL-SPONSORED ADR         ADR       583840103        1,619       65,000             SOLE                   65,000      0      0
MOBILE TELESYSTEMS-SP ADR    ADR       607409109        4,604      216,875             SOLE                  216,875      0      0
NET SERVICOS DE COM-PR AD    ADR       64109T201          391       30,000             SOLE                   30,000      0      0
NEWALLIANCE BANCSHARES IN    COM       650203102       27,622    2,188,750             SOLE                2,188,750      0      0
PACTIV CORPORATION           COM       695257105       12,697      385,000             SOLE                  385,000      0      0
PEBBLEBROOK HOTEL TRUST      REIT      70509V100       46,778    2,597,352             SOLE                2,597,352      0      0
PENN VIRGINIA GP HOLDINGS    COM       70788P105          319       13,959             SOLE                   13,959      0      0
PETROLEO BRASILEIRO S.A.-    ADR       71654V408        7,405      204,159             SOLE                  204,159      0      0
PETROLEO BRASILEIRO-SPON     ADR       71654V101        4,209      128,230             SOLE                  128,230      0      0
PHILIPPINE LONG DIST -SP     ADR       718252604          898       15,000             SOLE                   15,000      0      0
POPULAR INC                  COM       733174106           48       16,665             SOLE                   16,665      0      0
PORTEC RAIL PRODUCTS INC     COM       736212101          581       50,000             SOLE                   50,000      0      0
POSCO-ADR                    ADR       693483109        1,482       13,003             SOLE                   13,003      0      0
POTASH CORP OF SASKATCHEW    COM       73755L107        2,161       15,000             SOLE                   15,000      0      0
QUIMICA Y MINERA CHIL-SP     ADR       833635105        1,688       35,000             SOLE                   35,000      0      0
QWEST COMMUNICATIONS INTL    COM       749121109       13,988    2,231,009             SOLE                2,231,009      0      0
REPUBLIC SERVICES INC        COM       760759100          762       25,000             SOLE                   25,000      0      0
SASOL LTD-SPONSORED ADR      ADR       803866300        5,361      119,700             SOLE                  119,700      0      0
SERVICE CORP INTERNATIONA    COM       817565104        2,550      295,840             SOLE                  295,840      0      0
SHORETEL INC                 COM       825211105          861      173,661             SOLE                  173,661      0      0
SK TELECOM CO LTD-ADR        ADR       78440P108          248       14,170             SOLE                   14,170      0      0
SOUTHERN COPPER CORP         COM       84265V105        4,095      116,600             SOLE                  116,600      0      0
SPDR S&P CHINA ETF           COM       78463X400       13,142      172,373             SOLE                  172,373      0      0
SPDR S&P MIDCAP 400 ETF      ETF       78467Y107        9,973       68,500             SOLE                   68,500      0      0
STREAM GLOBAL SVCS INC        *W       86323M118           18       95,000             SOLE                   95,000      0      0
SUNAMERICA FOCUSED ALPHA     COM       867037103        6,906      437,381             SOLE                  437,381      0      0
TAM SA-SPONSORED ADR         ADR       87484D103          231       10,000             SOLE                   10,000      0      0
TATA MOTORS LTD-SPON ADR     ADR       876568502          875       34,287             SOLE                   34,287      0      0
TELE NORTE LESTE PART-ADR    ADR       879246106          704       50,000             SOLE                   50,000      0      0
TELEFONOS DE MEXICO-SP AD    ADR       879403780          597       40,000             SOLE                   40,000      0      0
TELEKOMUNIK INDONESIA-SP     ADR       715684106        1,444       34,981             SOLE                   34,981      0      0
TIM PARTICIPACOES SA-ADR     ADR       88706P106          330       10,000             SOLE                   10,000      0      0
TRI-CONTINENTAL CORP         COM       895436103        3,073      249,262             SOLE                  249,262      0      0
TURKCELL ILETISIM HIZMET-    ADR       900111204          168       10,000             SOLE                   10,000      0      0
ULTRAPAR PARTICPAC-SPON A    ADR       90400P101          306        5,000             SOLE                    5,000      0      0
UNICA CORP                   COM       904583101        3,346      159,490             SOLE                  159,490      0      0
VALE SA-SP ADR               ADR       91912E105        4,727      151,164             SOLE                  151,164      0      0
VALE SA-SP PREF ADR          ADR       91912E204        6,776      244,167             SOLE                  244,167      0      0
VANGUARD EMERGING MARKET E   COM       922042858        4,746      104,404             SOLE                  104,404
VIMPELCOM LTD-SPON ADR       ADR       92719A106       11,239      756,828             SOLE                  756,828      0      0
VIVO PARTICIPACOES SA-ADR    ADR       92855S200          489       18,000             SOLE                   18,000      0      0
WIMM-BILL-DANN FOODS-ADR     ADR       97263M109          530       23,429             SOLE                   23,429      0      0
WIPRO LTD-ADR                ADR       97651M109          289       20,000             SOLE                   20,000      0      0
WISDOMTREE INDIA EARNINGS    COM       97717W422       32,722    1,240,866             SOLE                1,240,866      0      0